Commitments and Contingencies - Transportation and Purchased Power Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Coal, Gas and Transportation Commitments
Commitments and Contingencies
Purchases	$ 1,200	$ 1,200	$ 1,100
Minimum purchase commitment
2020	124
2021	125
2022	73
2023	53
2024	62
Thereafter	139
Total	576
Purchases	1,200	$ 1,200	$ 1,100
Renewable Purchased Power Agreements
Minimum purchase commitment
2020	35
2021	49
2022	68
2023	56
2024	56
Thereafter	349
Total	$ 613